Deferred Tax Assets (Details) - Schedule of Major Deferred Tax Assets	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)
Provisions:
At beginning/end of year	RM 339,650	$ 72,002	RM 339,650	$ 74,009